Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,875,000
Operating loss carryforward, limitation on use	The federal loss carryforwards generated after 2017 of approximately $1,270,000 will carryforward indefinitely and can be used to offset up to 80% of future annual taxable income, while those loss carryforwards generated prior to 2018 begin expiring in 2034, unless previously utilized
Operating loss carryforward not subject to expiration	$ 1,270,000
Tax credit carryforward, limitation on use	The Federal credits begin to expire in 2026, unless previously utilized
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 11,697
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,875,000
Operating loss carryforward, limitation on use	State loss carryforwards also begin expiring in 2034, unless previously utilized
Tax credit carryforward, limitation on use	the state credits do not expire
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 20,905
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 680,000
Operating loss carryforward, limitation on use	Company’s foreign loss carryforward do not expire
Tax credit carryforward	$ 63,058
Tax credit carryforward, limitation on use	The foreign withholding tax carryforward credit begins to expire in 2028, unless previously utilized